Share Based Compensation - Liability (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation
Current liability	$ 487	$ 549
Long-term liability	334	339
Total Liability	821	888
Intrinsic value of vested awards	$ 497	$ 630